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                              The Reserve Fund,
                        Reserve Tax-Exempt Trust and
                     Reserve Short-Term Investment Trust
                     Supplement Dated August 22, 2006 to
            Prospectuses and Statements of Additional Information


THE FOLLOWING DISCLOSURE SUPPLEMENTS THE CURRENT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH SERIES OF EACH OF THE AFOREMENTIONED REGISTERED INVESTMENT COMPANIES:

Shares of Class 8 are no longer being offered for sale. Effective September 1, 2006, Class 12 shall be renamed as "Class Institutional."